Other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-financial Liabilities
Schedule of other non-financial liabilities

	As of December 31, 2023		As of December 31, 2022
	Current	Non-current	Current	Non-current
	ThCh$		ThCh$	ThCh$
Parent dividend provisioned according to policy	20,864,709	–	9,164,337	–
Outstanding parent dividends (1)	1,332,403	–	1,277,316	–
Subsidiaries dividends according to policy	8,027,028	–	9,519,201	–
Total dividends payable	30,224,140	–	19,960,854	–
Income received in advance	1,438,831	3,987,705	1,357,178	–
Others	258,226	–	332,347	–
Total	31,921,197	3,987,705	21,650,379	–

(1)	See Note 28 - Common Shareholders’ Equity, dividends.